UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 28, 2019 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 31.6%
Aerospace & Defense - .1%
Boeing,
Sr. Unscd. Notes	3.20	3/1/2029	280,000		274,950
Agriculture - .0%
Reynolds American,
Gtd. Notes	4.85	9/15/2023	75,000		78,411
Asset-Backed Certificates - .7%
CNH Equipment Trust,
Ser. 2018-B, Cl. A4	3.37	5/15/2024	495,000		501,934
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. A3	2.19	10/24/2022	205,000	[a]	204,003
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR
+.95%	3.44	1/17/2035	368,317	[a,b]	367,704
Tricon American Homes,
Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	244,385	[a]	238,933
Verizon Owner Trust,
Ser. 2017-3A, Cl. A1A	2.06	4/20/2022	400,000	[a]	396,990
Verizon Owner Trust,
Ser. 2018-1A, Cl. A1A	2.82	9/20/2022	360,000	[a]	360,150
					2,069,714
Asset-Backed Ctfs./Auto Receivables - .9%
AmeriCredit Automobile Receivables
Trust,
Ser. 2015-3, Cl. C	2.73	3/8/2021	394,808		394,696
AmeriCredit Automobile Receivables
Trust,
Ser. 2017-4, Cl. A3	2.04	7/18/2022	500,000		496,575
CarMax Auto Owner Trust,
Ser. 2017-4, Cl. A4	2.33	5/15/2023	170,000		167,547
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/2023	131,489	[a]	130,543
Hyundai Auto Lease Securitization
Trust,
Ser. 2017-C, Cl. A3	2.12	2/16/2021	315,000	[a]	313,732
Hyundai Auto Lease Securitization
Trust,
Ser. 2017-C, Cl. A4	2.21	9/15/2021	295,000	[a]	292,936
Nissan Auto Receivables Owner Trust,
Sr. Unscd. Bonds, Ser. 2019-A, Cl. A3	2.90	10/16/2023	250,000		250,428
OSCAR US Funding Trust IX,
Ser. 2018-2A, Cl. A4	3.63	9/10/2025	320,000	[a]	319,886

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 31.6% (continued)
Asset-Backed Ctfs./Auto Receivables - .9% (continued)
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3	2.45	12/10/2021	40,000	[a]	39,730
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4	2.76	12/10/2024	50,000	[a]	49,576
OSCAR US Funding Trust VIII,
Ser. 2018-1A, Cl. A4	3.50	5/12/2025	380,000	[a]	384,327
					2,839,976
Asset-Backed Ctfs./Credit Cards - .1%
Delamare Cards MTN Issuer,
Ser. 2018-1A, Cl. A1, 1 Month LIBOR
+.70%	3.21	11/19/2025	425,000	[a,b]	424,646
Banks - 2.1%
Bank of America,
Sr. Unscd. Notes	3.00	12/20/2023	229,000		226,175
Bank of America,
Sr. Unscd. Notes	3.42	12/20/2028	200,000		193,142
Bank of America,
Sr. Unscd. Notes	3.50	5/17/2022	60,000		60,485
Bank of America,
Sr. Unscd. Notes	3.97	3/5/2029	330,000		331,385
Bank of America,
Sr. Unscd. Notes	3.97	2/7/2030	250,000		251,149
Bank of America,
Sr. Unscd. Notes	4.00	4/1/2024	68,000		69,993
Citigroup,
Sr. Unscd. Notes	3.88	10/25/2023	325,000		333,253
Citigroup,
Sr. Unscd. Notes	4.50	1/14/2022	180,000		186,677
Citigroup,
Sr. Unscd. Notes	4.65	7/30/2045	260,000		270,643
Citizens Bank,
Sr. Unscd. Notes	3.75	2/18/2026	250,000		249,561
Goldman Sachs Group,
Sr. Unscd. Notes	3.69	6/5/2028	100,000		96,922
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/2029	190,000		185,116
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR
+1.60%	4.23	11/29/2023	395,000	[b]	404,132
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.96	1/29/2027	255,000		259,070
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.45	12/5/2029	335,000		351,022
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/2022	235,000		244,548
KeyBank,
Sr. Unscd. Notes	2.50	11/22/2021	250,000		246,297

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 31.6% (continued)
Banks - 2.1% (continued)
KFW,
Gtd. Notes	2.38	12/29/2022	565,000		560,417
Lloyds Banking Group,
Sub. Notes	4.65	3/24/2026	200,000		197,512
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/2024	85,000		85,442
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/2023	310,000		315,346
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/2025	75,000		76,263
Morgan Stanley,
Sr. Unscd. Notes	4.43	1/23/2030	260,000		268,781
Morgan Stanley,
Sr. Unscd. Notes, 3 Month LIBOR
+1.18%	3.94	1/20/2022	110,000	[b]	111,238
PNC Financial Services Group,
Sr. Unscd. Notes	3.30	3/8/2022	210,000		211,483
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/2023	175,000		173,984
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/2027	410,000		417,814
					6,377,850
Beverage Products - .1%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.00	4/13/2028	110,000		109,354
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.90	2/1/2046	245,000	[a]	236,249
Keurig Dr Pepper,
Gtd. Notes	4.06	5/25/2023	35,000	[a]	35,409
					381,012
Chemicals - .1%
Dow Chemical,
Sr. Unscd. Notes	4.63	10/1/2044	320,000		296,196
Commercial & Professional Services - .1%
ERAC USA Finance,
Gtd. Notes	7.00	10/15/2037	280,000	[a]	344,199
Commercial Mortgage Pass-Through Ctfs. - .7%
CAMB Commercial Mortgage Trust,
Ser. 2019-LIFE, Cl. A	3.56	12/15/2037	225,000	[a]	226,149
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. A4	3.18	2/10/2048	555,000		553,505
Commercial Mortgage Trust,
Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	465,000		472,161
DBCG Mortgage Trust,
Ser. 2017-BBG, Cl. A	3.19	6/15/2034	335,000	[a]	333,570

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 31.6% (continued)
Commercial Mortgage Pass-Through Ctfs. - .7% (continued)
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates, Ser. K087, Cl. A2	3.77	12/1/2028	300,000	[c]	312,618
Lanark Master Issuer,
Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR
+.77%	3.47	12/22/2069	260,000	[a,b]	260,611
					2,158,614
Diversified Financials - .2%
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/2020	185,000		184,244
Capital One Bank USA,
Sub. Notes	3.38	2/15/2023	300,000		296,038
Visa,
Sr. Unscd. Notes	3.15	12/14/2025	155,000		155,435
					635,717
Electronic Components - .1%
Corning,
Sr. Unscd. Notes	4.38	11/15/2057	155,000		135,883
Energy - .9%
BP Capital Markets,
Gtd. Bonds	2.32	2/13/2020	550,000		547,718
Concho Resources,
Gtd. Notes	4.88	10/1/2047	60,000		60,613
ConocoPhillips,
Gtd. Notes	4.95	3/15/2026	280,000		306,863
Energy Transfer Operating,
Sr. Unscd. Notes	4.90	2/1/2024	340,000		353,966
Energy Transfer Operating,
Sr. Unscd. Notes	5.95	10/1/2043	90,000		90,255
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/2043	140,000		137,199
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/2040	210,000		241,786
MPLX,
Sr. Unscd. Notes	4.13	3/1/2027	110,000		107,909
MPLX,
Sr. Unscd. Notes	5.20	3/1/2047	210,000		205,123
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/2024	75,000		78,739
Total Capital International,
Gtd. Notes	3.46	2/19/2029	260,000		259,659
TransCanada PipeLines,
Sr. Unscd. Notes	4.25	5/15/2028	275,000		281,075
Western Midstream Operating,
Sr. Unscd. Notes	4.50	3/1/2028	65,000		62,975
					2,733,880

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 31.6% (continued)
Environmental Control - .0%
Waste Management,
Gtd. Notes	4.60	3/1/2021	80,000	81,933
Food Products - .1%
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/2025	245,000	242,700
Kraft Heinz Foods,
Gtd. Notes	6.88	1/26/2039	55,000	60,646
				303,346
Foreign/Governmental - .7%
Asian Development Bank,
Sr. Unscd. Notes	2.25	1/20/2021	315,000	313,007
Colombian Government,
Sr. Unscd. Notes	4.50	3/15/2029	200,000	204,602
Corp Andina de Fomento,
Sr. Unscd. Notes	3.25	2/11/2022	175,000	174,737
European Investment Bank,
Sr. Unscd. Notes	2.50	3/15/2023	310,000	308,840
Inter-American Development Bank,
Unscd. Notes	2.50	1/18/2023	300,000	298,761
International Bank For Reconstruction
& Development,
Unscd. Notes	2.00	1/26/2022	320,000	314,710
Mexican Government,
Sr. Unscd. Notes	4.50	4/22/2029	200,000	201,402
Panamanian Government,
Sr. Unscd. Bonds	4.00	9/22/2024	200,000	206,102
				2,022,161
Health Care - .8%
Abbott Laboratories,
Sr. Unscd. Notes	4.90	11/30/2046	170,000	186,686
Aetna,
Sr. Unscd. Notes	2.80	6/15/2023	525,000	512,000
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/2025	130,000	125,699
CVS Health,
Sr. Unscd. Notes	4.30	3/25/2028	320,000	320,529
Gilead Sciences,
Sr. Unscd. Notes	3.65	3/1/2026	75,000	74,625
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/2046	110,000	110,546
Medtronic,
Gtd. Notes	4.63	3/15/2045	345,000	378,549
Mylan,
Gtd. Notes	3.15	6/15/2021	195,000	192,914
Shire Acquisitions Investments Ireland,
Gtd. Notes	2.88	9/23/2023	295,000	284,848

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 31.6% (continued)
Health Care - .8% (continued)
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/2045	155,000		168,853
					2,355,249
Insurance - .6%
American International Group,
Sr. Unscd. Notes	4.88	6/1/2022	460,000		482,410
Jackson National Life Global Funding,
Sr. Notes	3.30	2/1/2022	240,000	[a]	241,190
MassMutual Global Funding II,
Scd. Notes	2.95	1/11/2025	200,000	[a]	195,841
Metropolitan Life Global Funding I,
Sr. Scd. Notes	2.40	1/8/2021	405,000	[a]	401,342
Metropolitan Life Global Funding I,
Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	520,804
Principal Financial Group,
Gtd. Notes	4.30	11/15/2046	125,000		118,794
					1,960,381
Internet Software & Services - .1%
Amazon. com,
Sr. Unscd. Notes	4.05	8/22/2047	175,000		175,885
Media - .6%
21st Century Fox America,
Gtd. Notes	4.00	10/1/2023	55,000		56,563
21st Century Fox America,
Gtd. Notes	6.65	11/15/2037	245,000		320,304
Charter Communication Operating,
Sr. Scd. Notes	4.91	7/23/2025	185,000		191,832
Comcast,
Gtd. Notes	6.50	11/15/2035	210,000		257,534
Cox Communications,
Sr. Unscd. Notes	4.60	8/15/2047	140,000	[a]	127,354
NBCUniversal Media,
Gtd. Notes	5.15	4/30/2020	240,000		246,269
Sky,
Gtd. Notes	3.75	9/16/2024	265,000	[a]	269,475
Warner Media,
Gtd. Debs.	5.35	12/15/2043	225,000		224,409
					1,693,740
Municipal Bonds - .3%
Los Angeles Department,
Water and Power System Revenue
Bonds (Build America Bonds)	5.72	7/1/2039	120,000		147,985
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue Bonds
(Build America Bonds) Ser. A2	6.09	11/15/2040	10,000		12,359

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 31.6% (continued)
Municipal Bonds - .3% (continued)
Metropolitan Transportation Authority,
Revenue Bonds (Build America
Bonds)	6.55	11/15/2031	225,000		274,945
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds, Ser. YY	4.45	6/15/2020	425,000		430,482
New York City,
GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000		163,212
					1,028,983
Real Estate - .4%
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/2027	40,000		39,426
Alexandria Real Estate Equities,
Gtd. Notes	4.50	7/30/2029	165,000		168,123
Digital Realty Trust,
Gtd. Notes	3.70	8/15/2027	255,000		246,549
Simon Property Group,
Sr. Unscd. Notes	3.50	9/1/2025	300,000		300,946
Ventas Realty,
Gtd. Notes	3.10	1/15/2023	210,000		207,574
Vereit Operating Partnership,
Gtd. Notes	3.95	8/15/2027	190,000		182,030
					1,144,648
Retailing - .0%
Dollar Tree,
Sr. Unscd. Notes	4.20	5/15/2028	110,000		105,029
Semiconductors & Semiconductor Equipment - .1%
Broadcom,
Gtd. Notes	3.00	1/15/2022	390,000		383,038
Technology Hardware & Equipment - .1%
Dell International,
Sr. Scd. Notes	6.02	6/15/2026	130,000	[a]	137,989
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/2022	75,000		77,497
					215,486
Telecommunication Services - .5%
AT&T,
Sr. Unscd. Notes	4.25	3/1/2027	700,000		702,398
AT&T,
Sr. Unscd. Notes	5.35	9/1/2040	85,000		85,446
Sprint Spectrum,
Sr. Scd. Notes	4.74	3/20/2025	200,000	[a]	200,750
Telefonica Emisiones,
Gtd. Notes	5.21	3/8/2047	150,000		143,912
Verizon Communications,
Sr. Unscd. Notes	3.38	2/15/2025	47,000		47,037

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 31.6% (continued)
Telecommunication Services - .5% (continued)
Verizon Communications,
Sr. Unscd. Notes	3.88	2/8/2029	140,000		140,192
Verizon Communications,
Sr. Unscd. Notes	4.02	12/3/2029	305,126		304,507
					1,624,242
Transportation - .3%
CSX,
Sr. Unscd. Notes	2.60	11/1/2026	380,000		352,202
CSX,
Sr. Unscd. Notes	3.35	11/1/2025	205,000		202,362
FedEx,
Gtd. Notes	4.40	1/15/2047	205,000		188,171
Union Pacific,
Sr. Unscd. Notes	3.15	3/1/2024	145,000		144,680
					887,415
U. S. Government Agencies - .3%
Federal Home Loan Bank,
Bonds	1.88	11/29/2021	445,000		437,343
Federal National Mortgage Association,
Notes	2.38	1/19/2023	575,000	[c]	571,340
					1,008,683
U. S. Government Agencies Mortgage-Backed - 7.7%
Federal Home Loan Mortgage Corp.:
2.50%, 11/1/27			239,678	[c]	236,581
3.00%, 11/1/46-12/1/46			1,270,994	[c]	1,245,042
3.50%, 12/1/41-11/1/44			2,517,327	[c]	2,532,854
5.50%, 4/1/22-1/1/36			88,146	[c]	94,544
Federal National Mortgage Association:
2.87%, 1/1/48			566,985	[c]	567,174
3.00%, 5/1/30-7/1/43			2,532,220	[c]	2,514,193
3.50%, 5/1/38-2/1/48			6,658,319	[c]	6,684,072
4.00%, 7/1/42-5/1/48			3,414,369	[c]	3,503,043
4.50%, 2/1/39-9/1/43			1,660,059	[c]	1,742,687
5.00%, 8/1/20-7/1/39			377,751	[c]	402,156
5.50%, 9/1/34-5/1/39			67,180	[c]	73,248
8.00%, 3/1/30			106	[c]	107
Government National Mortgage Association I:
5.50%, 4/15/33			18,960		20,786
Government National Mortgage Association II:
3.00%, 1/20/45-11/20/47			1,532,828		1,517,001
4.00%, 10/20/47-1/20/48			1,257,796		1,292,399
4.50%, 7/20/48			957,458		991,861
					23,417,748

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 31.6% (continued)
U. S. Government Securities - 12.1%
U. S. Treasury Floating Rate Notes,
3 Month LIBOR +.05%	2.46	10/31/2020	6,360,000	[b,d]	6,355,499
U. S. Treasury Notes	2.25	12/31/2023	1,935,000		1,910,586
U. S. Treasury Notes	2.63	12/15/2021	10,700,000		10,737,408
U. S. Treasury Notes	2.88	11/30/2023	7,040,000		7,151,925
U. S. Treasury Notes	2.88	10/31/2023	1,380,000		1,400,916
U. S. Treasury Notes	3.13	11/15/2028	1,115,000		1,153,263
U.S. Treasury Bonds	3.13	5/15/2048	4,140,000		4,169,514
U.S. Treasury Bonds	3.38	11/15/2048	520,000		549,849
U.S. Treasury Bonds	4.50	2/15/2036	2,755,000		3,372,992
United States Treasury Inflation
Indexed Bonds,
US CPI Urban Consumers Not
Seasonally Adjusted	0.88	2/15/2047	369,473	[e]	347,958
					37,149,910
Utilities - .8%
Berkshire Hathaway Energy,
Sr. Unscd. Notes	3.25	4/15/2028	170,000		165,022
Brooklyn Union Gas,
Sr. Unscd. Notes	3.87	3/4/2029	295,000		295,199
Dominion Energy,
Sr. Unscd. Notes	3.90	10/1/2025	165,000		165,682
Duke Energy,
Sr. Unscd. Notes	3.15	8/15/2027	275,000	[d]	262,636
Eversource Energy,
Sr. Unscd. Notes	4.25	4/1/2029	390,000		404,415
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/2039	440,000		466,419
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/2045	105,000		104,422
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/2045	125,000		124,312
NiSource,
Gtd. Notes	5.65	2/1/2045	230,000		256,171
Sempra Energy,
Sr. Unscd. Notes	3.40	2/1/2028	170,000		159,898
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/2037	25,000		32,337
					2,436,513
Total Bonds and Notes
(cost $96,620,179)					96,745,438
Description			Shares		Value ($)
Common Stocks - 64.7%
Advertising - 1.0%
Omnicom Group			38,281	[d]	2,897,872

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 64.7% (continued)
Aerospace & Defense - 1.7%
L3 Technologies	5,351		1,133,074
Raytheon	2,649		494,038
United Technologies	29,371		3,691,054
			5,318,166
Airlines - .9%
Delta Air Lines	55,700		2,761,606
Automobiles & Components - .3%
General Motors	22,582		891,537
Banks - 7.0%
Bank of America	171,002		4,972,738
Citigroup	65,060		4,162,539
JPMorgan Chase & Co.	70,590		7,366,772
SunTrust Banks	7,624		494,569
U. S. Bancorp	67,016		3,464,057
Wells Fargo & Co.	20,205		1,008,027
			21,468,702
Beverage Products - 1.0%
Coca-Cola European Partners	9,805	[f]	462,208
CVS Health	28,171		1,629,129
PepsiCo	8,601		994,620
			3,085,957
Chemicals - 3.8%
CF Industries Holdings	45,647		1,926,303
DowDuPont	43,559		2,318,646
Martin Marietta Materials	7,743	[d]	1,454,135
Mosaic	94,780		2,963,771
Vulcan Materials	26,219		2,922,370
			11,585,225
Commercial & Professional Services - .8%
Cintas	4,866	[f]	1,005,316
FleetCor Technologies	5,891	[f]	1,374,252
			2,379,568
Consumer Discretionary - 1.2%
Chipotle Mexican Grill	2,177	[f]	1,322,593
Las Vegas Sands	39,370		2,418,499
			3,741,092
Consumer Durables & Apparel - .3%
PVH	8,330		956,617
Consumer Staples - .4%
Colgate-Palmolive	18,171		1,196,924
Diversified Financials - 3.2%
American Express	13,980		1,506,205
Ameriprise Financial	7,638		1,005,390
Goldman Sachs Group	5,033		989,991

Description	Shares		Value ($)
Common Stocks - 64.7% (continued)
Diversified Financials - 3.2% (continued)
LPL Financial Holdings	9,289		700,483
Morgan Stanley	63,990		2,686,300
Raymond James Financial	5,773		476,734
Voya Financial	50,896		2,573,811
			9,938,914
Electronic Components - 1.0%
Honeywell International	9,813		1,511,889
Quanta Services	41,039		1,462,630
			2,974,519
Energy - 5.2%
Anadarko Petroleum	11,253		489,505
Apergy	19,769	[f]	829,903
ConocoPhillips	20,929		1,420,033
Hess	59,215		3,425,588
Marathon Petroleum	66,467		4,121,619
Occidental Petroleum	45,782		3,028,479
Phillips 66	22,654		2,182,939
Valero Energy	5,476		446,623
			15,944,689
Food & Staples Retailing - .5%
Costco Wholesale	6,627		1,449,590
Food Products - .9%
ConAgra Brands	82,332	[d]	1,924,099
Kraft Heinz	9,343		310,094
Mondelez International, Cl. A	10,439		492,303
			2,726,496
Food Service - .5%
McDonald's	7,641		1,404,721
Health Care - 8.6%
Abbott Laboratories	19,260		1,494,961
Anthem	3,956		1,189,688
Becton Dickinson and Co.	4,799		1,193,943
Biogen	4,490	[f]	1,472,765
BioMarin Pharmaceutical	4,024	[d,f]	375,278
Boston Scientific	12,238	[f]	490,989
Bristol-Myers Squibb	9,513		491,442
Centene	7,424	[f]	452,047
Cigna	2,535		442,205
Edwards Lifesciences	9,636	[f]	1,631,278
HCA Healthcare	3,450		479,688
Humana	1,665		474,592
Illumina	3,372	[f]	1,054,660
Medtronic	41,771		3,780,275
Merck & Co.	65,169		5,297,588

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 64.7% (continued)
Health Care - 8.6% (continued)
Pfizer	78,327		3,395,475
UnitedHealth Group	4,189		1,014,660
Vertex Pharmaceuticals	4,967	[f]	937,521
WellCare Health Plans	2,611	[f]	662,097
			26,331,152
Industrials - .2%
General Electric	69,411		721,180
Wabtec	373		27,312
			748,492
Information Technology - 4.7%
First Data, Cl. A	15,234	[f]	382,983
Fiserv	4,505	[d,f]	381,528
HubSpot	6,000	[f]	1,010,280
International Business Machines	23,670		3,269,537
Microsoft	42,820		4,797,125
Oracle	18,651		972,277
salesforce.com	4,751	[f]	777,501
Teradata	15,443	[f]	746,978
Visa, Cl. A	14,389		2,131,299
			14,469,508
Insurance - 3.4%
American International Group	29,339		1,267,445
Assurant	7,106		731,847
Berkshire Hathaway, Cl. B	37,064	[f]	7,460,983
Hartford Financial Services Group	20,371		1,005,513
			10,465,788
Internet Software & Services - 3.1%
Alphabet, Cl. A	847	[f]	954,188
Alphabet, Cl. C	4,087	[f]	4,577,113
Amazon. com	2,412	[f]	3,955,270
			9,486,571
Media - 1.0%
Comcast, Cl. A	79,095		3,058,604
Metals & Mining - .8%
Freeport-McMoRan	125,131		1,614,190
Newmont Mining	20,408	[d]	696,321
			2,310,511
Real Estate - 1.0%
Lamar Advertising, Cl. A	19,926	[g]	1,545,660
Outfront Media	62,648	[g]	1,405,821
			2,951,481
Retailing - .5%
O'Reilly Automotive	2,901	[f]	1,079,056

Description		Shares		Value ($)
Common Stocks - 64.7% (continued)
Retailing - .5% (continued)
Target		6,542		475,211
				1,554,267
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom		6,230		1,715,493
Microchip Technology		5,695		494,725
Texas Instruments		9,172		970,214
Xilinx		7,686		963,056
				4,143,488
Technology Hardware & Equipment - 5.8%
Apple		10,725		1,857,034
Cisco Systems		141,997		7,351,185
Corning		84,317		2,935,075
Harris		7,241		1,194,258
Palo Alto Networks		8,907	[f]	2,193,527
Qualcomm		41,766		2,229,887
				17,760,966
Telecommunication Services - 3.3%
AT&T		149,528		4,653,311
Verizon Communications		97,060		5,524,655
				10,177,966
Transportation - .8%
Union Pacific		14,911		2,500,575
Utilities - .4%
PPL		40,272	[d]	1,295,550
Total Common Stocks
(cost $166,390,202)				197,977,114
	1-Day
Description	Yield (%)	Shares		Value ($)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $9,859,054)	2.41	9,859,054	[h]	9,859,054

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $269,500)	2.41	269,500	[h]	269,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $273,138,935)	99.6%	304,851,106
Cash and Receivables (Net)	0.4%	1,339,769
Net Assets	100.0%	306,190,875

LIBOR—London Interbank Offered Rate

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities were valued at $7,054,088 or 2.3% of net assets.

[b]	Variable rate security—rate shown is the interest rate in effect at period end.
[c]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[d]

Security, or portion thereof, on loan. At February 28, 2019, the value of the fund’s securities on loan was $14,131,572 and the value of the collateral held by the fund was $14,697,309, consisting of cash collateral of $269,500 and U.S. Government & Agency securities valued at $14,427,809.

[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f]	Non-income producing security.
[g]	Investment in real estate investment trust.
[h]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	5,334,336	-	5,334,336
Commercial Mortgage-Backed	-	2,158,614	-	2,158,614
Corporate Bonds†	-	24,625,003	-	24,625,003
Equity Securities Common Stocks†	197,977,114	-	-	197,977,114
Foreign Government	-	2,022,161	-	2,022,161
Investment Companies	10,128,554	-	-	10,128,554
Municipal Bonds	-	1,028,983	-	1,028,983
U.S. Government
Agencies/Mortgage-Backed	-	24,426,431	-	24,426,431
U.S. Treasury	-	37,149,910	-	37,149,910

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2019, accumulated net unrealized appreciation on investments was $31,712,171, consisting of $36,339,500 gross unrealized appreciation and $4,627,329 gross unrealized depreciation At February 28, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)